UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
Distribution Report Pursuant to Section 13 or 15(d) of
the Securities Exchange Act of 1934

For the monthly reporting period from
November 1, 2018 to November 30, 2018.

Commission File Number of issuing entity: 333-192577-02	Commission File Number of issuing entity: 333-192577-01
Central Index Key Number of issuing entity: 0001592145	Central Index Key Number of issuing entity: 0001592143

CABELA'S CREDIT CARD MASTER NOTE TRUST	CABELA'S MASTER CREDIT CARD TRUST
(Exact name of issuing entity as specified in its charter)	(Exact name of issuing entity as specified in its charter)
(Issuing entity in respect of the Notes)	(Issuing entity in respect of the Series 2004-1 Certificate)

Commission File Number of depositor: 333-192577
Central Index Key Number of depositor: 0001540723

WFB FUNDING, LLC
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor: 0001514949

CAPITAL ONE BANK (USA), NATIONAL ASSOCIATION
(as successor in interest to World's Foremost Bank)
(Exact name of sponsor as specified in its charter)

Eric Bauder
Director, Capital Markets
703-720-3148

Delaware	New York
(State or other jurisdiction of incorporation	(State or other jurisdiction of incorporation
or organization of the issuing entity)	or organization of the issuing entity)

c/o WFB Funding, LLC	c/o WFB Funding, LLC
4800 NW 1st Street	4800 NW 1st Street
Lincoln, Nebraska 68521	Lincoln, Nebraska 68521
Attn: 73001-0150	Attn: 73001-0150
(Address of principal executive offices of the issuing entity)	(Address of principal executive offices of the issuing entity)

402-323-5958	402-323-5958
(Telephone number, including area code)	(Telephone number, including area code)

Not Applicable	Not Applicable
(I.R.S. Employer Identification No.)	(I.R.S. Employer Identification No.)

N/A	N/A
(Former name, former address, if changed since last report)	(Former name, former address, if changed since last report)

Registered reporting pursuant to (check one)
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
Series 2014-II, Class A	☐	☐	☒
Series 2015-I, Class A-1	☐	☐	☒
Series 2015-I, Class A-2	☐	☐	☒
Series 2015-II, Class A-1	☐	☐	☒
Series 2015-II, Class A-2	☐	☐	☒
Series 2016-I, Class A-1	☐	☐	☒
Series 2016-I, Class A-2	☐	☐	☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.    Yes ☒    No ☐

PART I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

The response to Item One is set forth in Exhibit 99.1 with respect to the Series 2014-II Notes, Exhibit 99.2 with respect to the Series 2015-I Notes, Exhibit 99.3 with respect to the Series 2015-II Notes, and Exhibit 99.4 with respect to the Series 2016-I Notes.

Are there any material modifications, extensions, or waivers to pool asset terms, fees, penalties, or payments during the distribution period or that have cumulatively become material over time?    Yes ☐    No ☒

Are there any material breaches of pool asset representations and warranties or transaction covenants?    Yes ☐    No ☒

Are there any material changes in the solicitation, credit-granting, underwriting, origination or pool selection criteria or procedures?     Yes ☐    No ☒

No assets securitized by the depositor and held by Cabela's Credit Card Master Note Trust were the subject of a demand to repurchase or replace for breach of the representations and warranties during the reporting period from November 1, 2018 to November 30, 2018.

The depositor filed its most recent Form ABS-15G on February 13, 2018. The CIK number of the depositor is 0001540723.

Item 2. Legal Proceedings.

Since 2014 various plaintiffs or groups of plaintiffs, primarily investors, have filed claims against U.S. Bank National Association (“U.S. Bank”), in its capacity as trustee or successor trustee (as the case may be) under certain residential mortgage backed securities ("RMBS") trusts.  The plaintiffs or plaintiff groups have filed substantially similar complaints against other RMBS trustees, including Deutsche Bank, Citibank, HSBC, Bank of New York Mellon and Wells Fargo.  The complaints against U.S. Bank allege the trustee caused losses to investors as a result of alleged failures by the sponsors, mortgage loan sellers and servicers for these RMBS trusts and assert causes of action based upon the trustee's purported failure to enforce repurchase obligations of mortgage loan sellers for alleged breaches of representations and warranties concerning loan quality.  The complaints also assert that the trustee failed to notify securityholders of purported events of default allegedly caused by breaches of servicing standards by mortgage loan servicers and that the trustee purportedly failed to abide by a heightened standard of care following alleged events of default.

Currently U.S. Bank is a defendant in multiple actions alleging individual or class action claims against the trustee with respect to multiple trusts as described above.  Previously, U.S. Bank disclosed that the most substantial case was:  BlackRock Balanced Capital Portfolio et al v. U.S. Bank National Association, No. 605204/2015 (N.Y. Sup. Ct.) (class action alleging claims with respect to approximately 770 trusts) and its companion case BlackRock Core Bond Portfolio et al v. U.S Bank National Association, No. 14-cv-9401 (S.D.N.Y.) (collectively, the “BlackRock cases”). U.S. Bank has entered into a settlement agreement that will resolve the BlackRock cases following approval of the dismissals by the applicable court.  Some of the trusts implicated in the aforementioned Blackrock cases, as well as other trusts, are involved in actions brought by separate groups of plaintiffs related to no more than 100 trusts per case.

U.S. Bank cannot assure you as to the outcome of any of the litigation, or the possible impact of these litigations on the trustee or the RMBS trusts. However, U.S. Bank denies liability and believes that it has performed its obligations under the RMBS trusts in good faith, that its actions were not the cause of losses to investors and that it has meritorious defenses, and it intends to contest the plaintiffs’ claims vigorously.

Item 10. Exhibits.

Exhibit No.	Document Description
99.1	Monthly Report to Series 2014-II Noteholders
99.2	Monthly Report to Series 2015-I Noteholders
99.3	Monthly Report to Series 2015-II Noteholders
99.4	Monthly Report to Series 2016-I Noteholders

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dated:	December 17, 2018

CABELA'S CREDIT CARD MASTER NOTE TRUST
(Issuing Entity)

CABELA'S MASTER CREDIT CARD TRUST
(Issuing Entity)

		By:	CAPITAL ONE BANK (USA), NATIONAL ASSOCIATION
(Servicer)

		By:	/s/ Shaun Ross
		Name:	Shaun Ross
		Title:	Deputy Controller